Survey Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Survey Expenses Tables
Survey Expenses
	2016	2015	2014
Aircraft Operations
Charter Hire Revenue Earned	(564,505)	-	-
Operating Expenses	1,185,359	-	-
	620,854	-	-
Survey Projects	36,331	5,065,691	431,501
	1,157,185	5,065,691	431,501